Convertible Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of Activity of Convertible Notes Payable and Convertible Debenture

The following is a summary of the activity of the convertible notes payable and convertible debenture for the three months ended March 31, 2021:

Convertible
Debenture
Balance as of December 31, 2020	$1,661,520
Issuance of convertible debenture - principal amount	172,700
Issuance of convertible debenture - debt discount and original issue discount	(172,700)
Amortization of debt discount and original issue discount	217,754
Conversion to common stock, net of discount	(97,703)
Balance as of March 31, 2021	$1,781,571

The following is a summary of the activity of the convertible notes payable and convertible debenture for the year ended December 31, 2020 and 2019:

	Note	Debenture	Total
Balance as of December 31, 2018	$34,065	$-	$34,065
Issuance of convertible debenture - principal amount	-	1,100,000	1,100,000
Issuance of convertible debenture - debt discount and original issue discount	-	(1,100,000)	(1,100,000)
Amortization of debt discount and original issue discount	-	368,257	368,257
Conversion to common stock, net of discount	(34,065)	(4,487)	(38,552)
Balance as of December 31, 2019	-	363,769	363,769
Issuance of convertible debenture - principal amount	-	1,021,400	1,021,400
Issuance of convertible debenture - debt discount and original issue discount	-	(1,021,400)	(1,021,400)
Amortization of debt discount and original issue discount	-	862,209	862,209
Default penalty	-	530,134	530,134
Conversion to common stock, net of discount	-	(94,593)	(94,593)
Balance as of December 31, 20120	$-	$1,661,520	$1,661,520

Schedule of Balance Convertible Debenture Outstanding

The following comprises the balance of the convertible debenture outstanding at March 31, 2021 and December 31, 2020:

	March 31,	December 31,
	2021	2020
Principal amount outstanding	$2,490,224	$2,458,024
Less: Unamortized original issue discount	(80,684)	(94,857)
Less: Unamortized debt discount	(627,969)	(701,647)
	$1,781,571	$1,661,520

The following comprises the balance of the convertible debenture outstanding at December 31, 2020:

Principal amount outstanding	$2,458,024
Less: Unamortized original issue discount	(94,857)
Less: Unamortized debt discount	(701,647)
$1,661,520